Exhibit 99.11

Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 - 1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1
Report Run Date:	11/2/2016 12:21 PM

Loan Level Tape Compare Upload

Loans in Report	1

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group
xxx	xxx	Margin (ARM Loan)	29.900	(No Data)	Complete	NEWPENN10.16 SELECTED NOV2
xxx	xxx	Sales Price	102.20	(No Data)	Complete	NEWPENN10.16 SELECTED NOV2
xxx	xxx	Debt to Income Ratio (Back)	19.3100	19.4067	Complete	NEWPENN10.16 SELECTED NOV2

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